LOANS PAYABLE (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 15, 2024	Dec. 26, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Principal amount				$ 56,000
Cash			$ 17,153		$ 18,374	$ 41,870	$ 41,951
Maturity date		Apr. 18, 2024
Debt discount			138,836		126,839	18,070
Borrowings			35,000	2,000	104,000	369,150	40,500
Loans repaid			36,000	0	0	0
Debt default long term debt amount			525,150		526,150	398,246	28,000
Interest expense debt			5,089	1,798	9,297	12,779	1,306
Amortization of debt discount			0	19,956	23,904	1,096
Loans payable					$ 526,150	$ 422,150	28,000
Percentage of penalty on default of loan					5.00%	5.00%
Penalty fee					$ 3,688	$ 1,229
Debt instrument interest rate						5.00%
Amortization of debt discount			73,222	26,923	245,250	$ 11,026
Debt unpaid amount						93,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Borrowings			35,000	2,000	104,000	369,150
Loans payable			525,150		526,150	422,150	28,000
Interest expense			28,471	23,382	23,382	14,085	1,306
Repayment of debt						0	12,500
Amortization of debt discount					0	23,904	0
Borrowings						394,150	$ 40,500
Nine And Seven Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt default long term debt amount			$ 304.000	$ 203,000
Seven (7) Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount					233,450
Debt default long term debt amount					$ 203,000	$ 203,000
Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 101,000	$ 100,000
Cash	$ 101,000	$ 75,000
Maturity date	Jan. 15, 2025	Apr. 18, 2024
Debt discount		$ 25,000
Debt instrument interest rate	5.00%
Foreclosure of assets due to default	$ 37,000
Repayment of debt	$ 64,000